Subsequent Events (Details) (Manager's employees, directors and employees of the Company)	12 Months Ended		2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 10, 2015
Subsequent events
Newly issued shares to the employees of the Manager of the company	16,066	49,323
Subsequent event
Subsequent events
Newly issued shares to the employees of the Manager of the company			106,526